6. Loss Per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (2,448,499)	$ (745,877)	$ (2,228,620)	$ (102,904)
Denominator
Denominator for basic and diluted net loss per common share - weighted average of common shares	30,165,622	27,314,589	28,643,855	24,398,370
Basic and diluted net loss per common share attributed to stockholders	$ (0.08)	$ (0.03)	$ (0.08)	$ (0.00)